10. FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE (Details 3) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
YP Holdings, LLC (Conversion type 1)
Day One Loss		$ 4,471,289
(Gain)/Loss in Change in Fair Value of Embedded Derivative Liability	$ 4,114,627	(321,410)
Ending Balance	4,114,627	4,149,879
Various financial institutions and third parties (Conversion type 2)
Day One Loss	870,813	970,536
(Gain)/Loss in Change in Fair Value of Embedded Derivative Liability	1,398,341	(131,558)
Ending Balance	2,269,154	838,978
Financial Institution (Conversion Type 3)
Day One Loss	914,541
(Gain)/Loss in Change in Fair Value of Embedded Derivative Liability	(527,859)
Ending Balance	386,682
Total
Day One Loss	1,785,354	5,441,825
(Gain)/Loss in Change in Fair Value of Embedded Derivative Liability	4,985,109	(452,968)
Ending Balance	$ 6,770,463	$ 4,988,857